As filed with the Securities and Exchange Commission on 11/29/2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811- 03758

MATRIX ADVISORS VALUE FUND, INC.

747 Third Avenue, 31st Floor, New York, NY 10017

David A. Katz
747 Third Avenue, 31st Floor
New York, NY 10017

1 (800) 366-6223

Copies to:

Carol Gehl
Godfrey & Kahn, S.C.
708 N. Water St.
Milwaukee, WI 53202

Date of fiscal year end: June 30

Date of reporting period:  September  30, 2012

Item 1. Schedule of Investments.

Matrix Advisors Value Fund, Inc.
Schedule of Investments
September 30, 2012 (Unaudited)

Shares		Value

COMMON STOCKS: 99.9%

Bank (Money Center): 4.2%
60,500	JPMorgan Chase & Co.	$2,449,040
Bank (Processing): 3.9%
54,000	State Street Corp.	2,265,840
Bank (Regional): 3.1%
54,000	BB&T Corp.	1,790,640
Bank (Super Regional): 4.1%
68,500	Wells Fargo & Co.	2,365,305
Beverages: 1.7%
9,500	PepsiCo, Inc.	672,315
8,000	The Coca-Cola Co.	303,440
		975,755
Communications Equipment: 3.2%
36,000	Harris Corp.	1,843,920
Computer Software and Services: 3.2%
62,000	Microsoft Corp.	1,846,360
Computers and Peripherals: 2.7%
158,800	Dell, Inc.	1,565,768
Drug (Generic): 3.3%
46,500	Teva Pharmaceutical Industries, Ltd. - ADR	1,925,565
Drug Store: 3.0%
36,000	CVS Caremark Corp.	1,743,120
Electrical Component: 8.8%
152,000	Corning, Inc.	1,998,800
32,500	Emerson Electric Co.	1,568,775
45,800	TE Connectivity Ltd.	1,557,658
		5,125,233
Financial Services: 2.7%
27,500	American Express Co.	1,563,650
Food Processing: 2.8%
60,000	Archer Daniels Midland Co.	1,630,800
Food Processing (Retail): 0.5%
5,500	Kellogg Co.	284,130
Household Products: 3.4%
28,500	The Procter & Gamble Co.	1,976,760
Human Resources: 1.9%
149,000	Monster Worldwide, Inc.*	1,092,170
Insurance (Diversified): 3.9%
65,500	Metlife, Inc.	2,257,130
Medical Products: 3.3%
27,500	Johnson & Johnson	1,895,025
Medical Supplies: 6.9%
47,000	St. Jude Medical, Inc.	1,980,110
29,600	Zimmer Holdings, Inc.	2,001,552
		3,981,662
Metals and Mining: 2.6%
171,000	Alcoa, Inc.	1,513,350
Oil/Gas (Domestic): 4.0%
38,000	Devon Energy Corp.	2,299,000
Oil & Gas Services: 6.3%
45,000	Tidewater, Inc.	2,183,850
20,000	Schlumberger Ltd.	1,446,600
		3,630,450

Petroleum (Integrated): 3.3%
16,500	Chevron Corp.	1,923,240

Petroleum (Producing):3.3%
31,800	ConocoPhillips	1,818,324
1,000	Occidental Petroleum Corp.	86,060
		1,904,384
Precision Instruments: 1.9%
18,400	Thermo Fisher Scientific, Inc.	1,082,472
Securities Brokerage: 5.5%
98,500	Morgan Stanley	1,648,890
119,200	The Charles Schwab Corp.	1,524,568
		3,173,458
Telecommunications (Equipment): 3.4%
105,000	Cisco Systems, Inc.	2,004,450
Telecommunications (Foreign): 3.0%
62,000	Vodafone Group PLC - ADR	1,766,690

TOTAL COMMON STOCKS (Cost $56,262,415)		$57,875,367

SHORT TERM INVESTMENTS: 0.0%
7,110	Fidelity Institutional Money Market Portfolio	7,110

TOTAL SHORT TERM INVESTMENTS (Cost $7,110)		7,110

TOTAL INVESTMENTS (Cost $56,269,525): 99.9%		57,882,477
OTHER ASSETS IN EXCESS OF LIABILITIES: 0.1%		43,637
TOTAL NET ASSETS: 100.0%		$57,926,114

* Non-Income Producing
ADR - American Depository Receipt

The cost basis of investment for federal income tax purposes at September 30, 2012, was as follows+:

Cost of investments		$56,269,525
Gross unrealized appreciation		8,639,545
Gross unrealized depreciation		(7,026,593)
Net unrealized depreciation		$1,612,952

+Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund's investments and are summarized in the following fair value hierarchy:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayments speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the company's own assumptions about the assumption a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Funds’ net assets as of September 30, 2012:

	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

Description				Total
Equity
Common Stock	$57,875,367	$-	$-	$57,875,367
Total Equity	$57,875,367	$-	$-	$57,875,367
Short-Term Investments	$7,110	$-	$-	$7,110
Total Investments in Securities	$57,882,477	$-	$-	$57,882,477

There were no significant transfers into or out of Level 1, Level 2 or Level 3 fair value measurements during the reported period, as compared to their classification from the most recent semiannual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Matrix Advisors Value Fund, Inc.

By /s/ David A. Katz
            David A. Katz, President and Treasurer

Date  November 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ David A. Katz
            David A. Katz, President and Treasurer

Date  November 29, 2012